Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 5,876,328	R$ 5,812,688	R$ 5,713,702
Social security costs	1,276,620	1,404,537	1,381,229
Benefits	1,491,485	1,387,078	1,309,314
Defined benefit pension plans (note 22)	10,917	8,939	20,081
Contributions to defined contribution pension plans	131,885	131,388	87,099
Share-based compensation	88,248	58,050	87,293
Training	66,215	62,756	58,338
Other personnel expenses	386,016	340,571	280,222
Total	R$ 9,327,714	R$ 9,206,007	R$ 8,937,278